Prepaid Land Lease Payments (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Schedule of Prepaid Land Lease Payments

	As at December 31,
	2013	2014	2014
	RMB	RMB	US$
Prepaid land lease payments	145,692	52,878	8,522
Less: accumulated amortization	(5,491)	(1,349)	(217)

Net carrying value	140,201	51,529	8,305

Schedule of Estimated Annual Amortization Expenses

The estimated annual amortization expenses for the above prepaid land leases for each of the five succeeding years are as follows:

	Amortization
	RMB	US$
2015	1,083	175
2016	1,083	175
2017	1,083	175
2018	1,083	175
2019	1,083	175